Note 16 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Commodities Brokerage	Investment advisory services	Institutional subscription services	Total
Balance as of January 1, 2014	$7,115,479	$8,182,468	$1,676,490	$16,974,437
Impairment of CFO East Win	-	(3,112,365)	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	(4,867,660)
Disposal of Champion Connection's business (Note4)	-	-	(1,676,490)	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	(169,500)
Exchange difference	(25,699)	(32,943)	-	(58,642)
Balance as of December 31, 2014	$7,089,780	$-	$-	$7,089,780
Acquisition of CFO Guiwo (Note3)	19,906	-	-	19,906
Exchange difference	(410,066)	-	-	(410,066)
Balance as of December 31, 2015	$6,699,620	$-	$-	$6,699,620